Goodwill and Other Intangible Assets - Changes in Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Changes in Goodwill
Beginning balance, Goodwill	$ 75.1
Goodwill impairment	(26.9)
Ending balance, Goodwill	48.2
Retirement and Income Solutions
Changes in Goodwill
Beginning balance, Goodwill	18.8
Ending balance, Goodwill	18.8
U.S. Insurance Solutions
Changes in Goodwill
Beginning balance, Goodwill	56.3
Goodwill impairment	(26.9)
Ending balance, Goodwill	$ 29.4